CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2021
Formation and operating costs	$ 441,400	$ 1,125,437
Loss from operations	(441,400)	(1,125,437)
Gain on investments, dividends and interest, held in Trust Account	2,992	14,513
Change in fair value of derivative liabilities	(1,488,000)	3,486,000
Net Income (Loss)	$ (1,926,408)	$ 2,375,076
Weighted average shares outstanding	23,000,000	23,000,000
Class A ordinary shares
Weighted average shares outstanding of Class A ordinary shares	23,000,000	23,000,000
Basic and diluted net income (loss) per ordinary share, Class A	$ (0.07)	$ 0.08
Class B ordinary shares
Weighted average shares outstanding	5,750,000	5,750,000
Basic and diluted net income (loss) per ordinary share	$ (0.07)	$ 0.08
Class A redeemable common stock
Basic and diluted net income (loss) per ordinary share	$ (0.07)	$ 0.08
Class B non redeemable common stock
Weighted average shares outstanding	5,750,000	5,750,000
Basic and diluted net income (loss) per ordinary share	$ (0.07)	$ 0.08